Intangible Assets - Disclosure of Detailed Information About Intangible Assets (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 102,174	$ 103,971
Amortization expense	10,425	9,834	$ 10,608
Ending balance	103,122	102,174	103,971
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	108,677	109,597	116,870
Purchases	1,188	1,291	289
Additions from business combinations	1,338
Transfer of completed development systems	0	0	0
Disposals	(775)	(3)	(443)
Effect of movements in exchange rates	(896)	(2,270)	(7,157)
Changes in value on the recognition of inflation effects	80	62	38
Ending balance	109,612	108,677	109,597
Accumulated Depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(6,503)	(5,626)	(4,820)
Amortization expense	(768)	(888)	(1,020)
Disposals	775	0	68
Effect of movements in exchange rates	101	63	175
Changes in value on the recognition of inflation effects	(95)	(52)	(29)
Ending balance	(6,490)	(6,503)	(5,626)
Rights to Produce and Distribute Coca-Cola trademark Products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	75,394	76,651
Ending balance	75,754	75,394	76,651
Rights to Produce and Distribute Coca-Cola trademark Products | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	76,139	77,396	82,000
Purchases	0	0	0
Additions from business combinations	1,116
Transfer of completed development systems	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	(756)	(1,257)	(4,604)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	76,499	76,139	77,396
Rights to Produce and Distribute Coca-Cola trademark Products | Accumulated Depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(745)	(745)	(745)
Amortization expense	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	(745)	(745)	(745)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	22,909	23,431
Ending balance	23,258	22,909	23,431
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	22,909	23,431	25,833
Purchases	0	0	0
Additions from business combinations	205
Transfer of completed development systems	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	144	(522)	(2,402)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	23,258	22,909	23,431
Goodwill | Accumulated Depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0	0
Amortization expense	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Other indefinite lived intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,192	1,148
Ending balance	1,042	1,192	1,148
Other indefinite lived intangible assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,192	1,148	1,165
Purchases	0	135	0
Additions from business combinations	0
Transfer of completed development systems	0	0	0
Disposals	0	(3)	(25)
Effect of movements in exchange rates	(150)	(88)	8
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	1,042	1,192	1,148
Other indefinite lived intangible assets | Accumulated Depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0	0
Amortization expense	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Technology costs and management systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,014	2,356
Ending balance	1,571	2,014	2,356
Technology costs and management systems | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,960	6,709	6,430
Purchases	46	370	43
Additions from business combinations	17
Transfer of completed development systems	65	255	374
Disposals	(775)	0	(41)
Effect of movements in exchange rates	(51)	(374)	(97)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	6,262	6,960	6,709
Technology costs and management systems | Accumulated Depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(4,946)	(4,353)	(3,805)
Amortization expense	(522)	(594)	(703)
Disposals	775	0	20
Effect of movements in exchange rates	96	53	164
Changes in value on the recognition of inflation effects	(94)	(52)	(29)
Ending balance	(4,691)	(4,946)	(4,353)
Development systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	375	176
Ending balance	1,342	375	176
Development systems | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	375	176	690
Purchases	1,138	673	198
Additions from business combinations	0
Transfer of completed development systems	(158)	(469)	(665)
Disposals	0	0	(6)
Effect of movements in exchange rates	(13)	(5)	(41)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	1,342	375	176
Development systems | Accumulated Depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0	0
Amortization expense	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Other amortizable
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	290	209
Ending balance	155	290	209
Other amortizable | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,102	737	752
Purchases	4	113	48
Additions from business combinations	0
Transfer of completed development systems	93	214	291
Disposals	0	0	(371)
Effect of movements in exchange rates	(70)	(24)	(21)
Changes in value on the recognition of inflation effects	80	62	38
Ending balance	1,209	1,102	737
Other amortizable | Accumulated Depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(812)	(528)	(270)
Amortization expense	(246)	(294)	(317)
Disposals	0	0	48
Effect of movements in exchange rates	5	10	11
Changes in value on the recognition of inflation effects	(1)	0	0
Ending balance	$ (1,054)	$ (812)	$ (528)